Business Combination (Schedule Of Estimated Amortization Of Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
2012 (July through December)	$ 2,790 [1]
2013	5,052
2014	4,788
2015	4,788
2016	4,788
2017	4,788
Thereafter	19,966
Total	$ 46,960

[1]	Excludes approximately 1,900 kiosks acquired from NCR that had not been replaced with Redbox kiosks or removed at December 31, 2012. See Note 3—Business Combination for more information on the NCR Asset Acquisition.